Selected Statements of Operations Data (Details) - Schedule of long-lived assets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets	[1]	$ 3,068	$ 4,256
Israel [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		1,730	2,633
United States [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		885	1,049
Other [Member]
Selected Statements of Operations Data (Details) - Schedule of long-lived assets [Line Items]
Total long-lived assets		$ 453	$ 574

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.